Portfolio of Investments PL Growth & Income ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 92.5%
Communication Services — 7.1%
4,176	Alphabet, Inc., Class A	1,307,088
20,000	Pinterest, Inc., Class A(a)	517,800
6,264	T-Mobile US, Inc.	1,271,843
		3,096,731
Consumer Discretionary — 16.0%
14,094	Deckers Outdoor Corp.(a)	1,461,125
5,046	Expedia Group, Inc.	1,429,582
696	MercadoLibre, Inc.(a)	1,401,925
6,612	Toyota Motor Corp., ADR	1,415,365
26,970	Yum China Holdings Inc	1,287,548
		6,995,545
Consumer Staples — 14.4%
1,392	Costco Wholesale Corp.	1,200,377
12,006	Ingredion, Inc.	1,323,781
46,284	Keurig Dr Pepper, Inc.	1,296,415
23,142	Mondelez International, Inc., Class A	1,245,734
37,062	National Beverage Corp.(a)	1,181,907
		6,248,214
Energy — 2.9%
8,352	Diamondback Energy, Inc.	1,255,556
Financials — 6.0%
50,112	ING Groep NV, ADR	1,403,136
10,614	Robinhood Markets, Inc., Class A(a)	1,200,443
		2,603,579
Health Care — 3.2%
23,664	BioMarin Pharmaceutical, Inc.(a)	1,406,352
Industrials — 18.6%
19,836	A.O. Smith Corp.	1,326,632
93,438	American Airlines Group, Inc.(a)	1,432,405
2,610	Cummins, Inc.	1,332,275
32,438	ExlService Holdings, Inc.(a)	1,376,669
29,580	Genpact, Ltd.	1,383,751
6,960	Leidos Holdings, Inc.	1,255,584
		8,107,316
Information Technology — 15.4%
4,524	Apple, Inc.	1,229,895
9,918	Dell Technologies, Inc., Class C	1,248,477
12,354	Nice, Ltd., ADR(a)	1,396,496
7,308	NVIDIA Corp.	1,362,942
5,568	Salesforce, Inc.	1,475,019
		6,712,829
Materials — 6.0%
20,532	Cabot Corp.	1,360,861
50,982	Element Solutions, Inc.	1,274,040
		2,634,901
Real Estate — 2.9%
45,588	VICI Properties, Inc.	1,281,935
Total Common Stocks (Cost $40,323,416)		40,342,958

Portfolio of Investments PL Growth & Income ETF (continued)	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Exchange-Traded Funds — 8.6%
58,290	iShares Broad USD High Yield Corporate Bond ETF	2,179,754
17,052	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,558,212
Total Exchange-Traded Funds (Cost $3,737,133)		3,737,966

Total Investments — 101.1% (Cost $44,060,549)		44,080,924
Net other assets (liabilities)— (1.1%)		(468,081)
Net Assets — 100.0%		43,612,843

(a)	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Written Options Contacts

Exchange-traded options on future contracts written as of December 31, 2025 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
A.O. Smith Corp.	Call	43	301	6,793	70.00	2/20/26	(5,483)
A.O. Smith Corp.	Call	50	350	13,979	70.00	4/17/26	(10,625)
Alphabet, Inc.	Call	9	288	21,132	320.00	5/15/26	(23,085)
Alphabet, Inc.	Call	15	473	50,519	315.00	7/17/26	(50,655)
American Airlines Group, Inc.	Call	5	8	190	15.50	1/9/26	(125)
American Airlines Group, Inc.	Call	10	16	1,210	16.00	2/20/26	(780)
American Airlines Group, Inc.	Call	200	320	34,397	16.00	5/15/26	(29,400)
American Airlines Group, Inc.	Call	222	355	41,732	16.00	6/18/26	(37,074)
Apple, Inc.	Call	9	248	15,957	275.00	5/15/26	(14,850)
Apple, Inc.	Call	10	275	20,180	275.00	6/18/26	(18,750)
Apple, Inc.	Call	1	29	1,548	285.00	6/18/26	(1,390)
Apple, Inc.	Call	10	280	18,630	280.00	7/17/26	(18,250)
BioMarin Pharmaceutical, Inc.	Call	55	303	51,588	55.00	4/17/26	(40,425)
BioMarin Pharmaceutical, Inc.	Call	100	624	56,798	62.50	7/17/26	(60,000)
Cabot Corp.	Call	44	308	8,711	70.00	2/20/26	(7,810)
Cabot Corp.	Call	8	56	2,204	70.00	4/17/26	(2,220)
Costco Wholesale Corp.	Call	6	533	26,388	890.00	6/18/26	(28,440)
Cummins, Inc.	Call	1	52	3,848	520.00	6/18/26	(4,155)
Cummins, Inc.	Call	15	779	86,369	520.00	9/18/26	(81,689)
Deckers Outdoor Corp.	Call	70	769	39,059	110.00	2/20/26	(41,300)
Deckers Outdoor Corp.	Call	2	21	1,776	105.00	2/20/26	(1,600)
Dell Technologies, Inc.	Call	23	299	29,739	130.00	5/15/26	(30,360)
Dell Technologies, Inc.	Call	23	299	35,144	130.00	6/18/26	(35,075)
Diamondback Energy, Inc.	Call	1	16	888	155.00	3/20/26	(700)
Diamondback Energy, Inc.	Call	19	295	19,741	155.00	5/15/26	(17,860)
Diamondback Energy, Inc.	Call	19	295	21,812	155.00	6/18/26	(20,520)
Exlservice Holdings, Inc.	Call	6	27	108	45.00	1/16/26	(120)
Exlservice Holdings, Inc.	Call	55	248	989	45.00	2/20/26	(3,575)
Exlservice Holdings, Inc.	Call	6	27	568	45.00	4/17/26	(960)
Expedia Group, Inc.	Call	11	330	24,453	300.00	4/17/26	(19,965)
Expedia Group, Inc.	Call	12	360	35,976	300.00	6/18/26	(31,650)
Genpact, Ltd.	Call	70	350	15,209	50.00	3/20/26	(11,900)
Genpact, Ltd.	Call	69	345	24,011	50.00	6/18/26	(24,150)
ING Groep NV	Call	10	29	153	29.00	1/16/26	(100)
ING Groep NV	Call	105	305	11,339	29.00	4/17/26	(17,850)
ING Groep NV	Call	5	14	220	28.00	4/17/26	(950)
ING Groep NV	Call	5	14	490	28.00	4/17/26	(950)
ING Groep NV	Call	19	55	2,717	29.00	6/18/26	(2,423)

Portfolio of Investments PL Growth & Income ETF (continued)	December 31, 2025 (Unaudited)

Written Options Contracts — (continued)
Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
ING Groep NV	Call	10	29	1,480	29.00	7/17/26	(1,400)
Ingredion, Inc.	Call	26	299	4,368	115.00	2/20/26	(4,810)
Ingredion, Inc.	Call	30	345	8,460	115.00	4/17/26	(10,350)
Keurig Dr Pepper, Inc.	Call	105	305	11,339	29.00	4/17/26	(11,025)
Leidos Holdings, Inc.	Call	16	304	8,768	190.00	2/20/26	(6,560)
Leidos Holdings, Inc.	Call	16	304	17,568	190.00	5/15/26	(16,240)
Mercadolibre, Inc.	Call	3	629	56,993	2,100.00	6/18/26	(54,450)
Mondelez International, Inc.	Call	9	52	2,052	57.50	6/18/26	(1,890)
National Beverage Corp.	Call	94	329	11,371	35.00	4/17/26	(9,165)
Nice, Ltd.	Call	2	22	680	110.00	1/16/26	(1,030)
Nice, Ltd.	Call	28	308	18,984	110.00	2/20/26	(25,872)
NVIDIA Corp.	Call	15	285	26,655	190.00	4/17/26	(24,900)
NVIDIA Corp.	Call	15	285	24,345	190.00	5/15/26	(29,025)
NVIDIA Corp.	Call	2	37	3,886	183.00	6/18/26	(5,450)
NVIDIA Corp.	Call	15	284	29,520	189.00	6/18/26	(35,190)
NVIDIA Corp.	Call	15	293	34,245	195.00	7/17/26	(33,825)
Robinhood Markets, Inc.	Call	1	13	538	125.00	1/16/26	(113)
Robinhood Markets, Inc.	Call	24	312	40,751	130.00	5/15/26	(26,784)
Robinhood Markets, Inc.	Call	24	312	46,391	130.00	6/18/26	(31,200)
Salesforce, Inc.	Call	20	559	22,760	280.00	3/20/26	(23,280)
Salesforce, Inc.	Call	12	324	21,624	270.00	5/15/26	(24,420)
Salesforce, Inc.	Call	14	378	30,906	270.00	6/18/26	(34,300)
T-Mobile US, Inc.	Call	20	420	4,140	210.00	1/16/26	(3,200)
Toyota Motor Corp.	Call	1	22	658	220.00	2/20/26	(530)
Toyota Motor Corp.	Call	14	322	11,452	230.00	5/15/26	(8,820)
Toyota Motor Corp.	Call	1	22	1,298	220.00	6/18/26	(1,215)
VICI Properties, Inc.	Call	10	30	420	30.00	3/20/26	(350)
Yum China Holdings, Inc.	Call	6	30	1,368	50.00	4/17/26	(1,095)
Yum China Holdings, Inc.	Call	100	499	34,799	50.00	7/17/26	(33,000)
(Total Premiums Received $1,204,384)							(1,156,703)

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.